Share-Based Compensation (Tables)	6 Months Ended
Oct. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Award Activity	A summary of the employee equity award activity under the 2019 Plan is stated below:
	Number of options*	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	JPY	Years	JPY
Outstanding, April 30, 2022	1,035,000	2.00	1.56	6.8	603.0
Granted	—	—	—	—	—
Forfeited	—	2.00	1.56	—	—
Outstanding, October 31, 2022	1,035,000	2.00	1.56	6.3	603.0
Vested at October 31, 2022	1,035,000	2.00			603.0
Exercisable at October 31, 2022	—
	Number of options*	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	USD	Years	US$
Outstanding, April 30, 2023	1,035,000	0.01	0.01	5.8	4.0
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, October 31, 2023	1,035,000	0.01	0.01	5.3	0.6
Vested at October 31, 2023	1,035,000	0.01	0.01	5.3	0.6
Exercisable at October 31, 2023	1,035,000	0.01	0.01	5.3	0.6
	Number of options*	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	JPY	Years	JPY
Outstanding, April 30, 2023	1,035,000	2.00	1.56	5.8	603.0
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, October 31, 2023	1,035,000	2.00	1.56	5.3	90.7
Vested at October 31, 2023	1,035,000	2.00	1.56	5.3	90.7
Exercisable at October 31, 2023	1,035,000	2.00	1.56	5.3	90.7
*	Retrospectively restated for the effect of share a 50-for-1 and a 100-for-1 forward split on July 16, 2019 and October 25, 2021, respectively.